Debt - Schedule of Debt (Details) - USD ($) $ in Millions	Sep. 30, 2026	May 29, 2026
Debt Instrument [Line Items]
Less: Unamortized debt issuance costs and discount on debt	$ (19)
Total debt	1,981
5.050% Senior notes due 2029 | Senior Notes
Debt Instrument [Line Items]
Senior notes	650
Stated interest rate		5.05%
5.450% Senior notes due 2031 | Senior Notes
Debt Instrument [Line Items]
Senior notes	650
Stated interest rate		5.45%
6.050% Senior notes due 2036 | Senior Notes
Debt Instrument [Line Items]
Senior notes	$ 700
Stated interest rate		6.05%